RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 2,983,342	$ 3,693,542
Asset Management and Reporting Fee	513,479	629,524
Fund Management Fee net of Asset Management and Reporting Fee	2,469,863	3,064,018
Series Twenty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	24,843	32,952
Asset Management and Reporting Fee	1,367	4,547
Fund Management Fee net of Asset Management and Reporting Fee	23,476	28,405
Series Twenty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	10,872	23,153
Asset Management and Reporting Fee	2,051	2,051
Fund Management Fee net of Asset Management and Reporting Fee	8,821	21,102
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	29,208	42,810
Asset Management and Reporting Fee	1,100	5,911
Fund Management Fee net of Asset Management and Reporting Fee	28,108	36,899
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	37,362	61,058
Asset Management and Reporting Fee	5,080	17,569
Fund Management Fee net of Asset Management and Reporting Fee	32,282	43,489
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	50,352	50,352
Asset Management and Reporting Fee	10,067	5,858
Fund Management Fee net of Asset Management and Reporting Fee	40,285	44,494
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	23,736	23,736
Asset Management and Reporting Fee	7,360	7,360
Fund Management Fee net of Asset Management and Reporting Fee	16,376	16,376
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	93,076	103,978
Asset Management and Reporting Fee	5,341	21,841
Fund Management Fee net of Asset Management and Reporting Fee	87,735	82,137
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	116,442	153,432
Asset Management and Reporting Fee	16,630	21,380
Fund Management Fee net of Asset Management and Reporting Fee	99,812	132,052
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	44,679	97,548
Asset Management and Reporting Fee	23,000	10,250
Fund Management Fee net of Asset Management and Reporting Fee	21,679	87,298
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	82,187	87,860
Asset Management and Reporting Fee	7,655	14,619
Fund Management Fee net of Asset Management and Reporting Fee	74,532	73,241
Series Thirty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	69,684	84,544
Asset Management and Reporting Fee	10,216	39,690
Fund Management Fee net of Asset Management and Reporting Fee	59,468	44,854
Series Thirty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	134,262	172,957
Asset Management and Reporting Fee	13,000	34,914
Fund Management Fee net of Asset Management and Reporting Fee	121,262	138,043
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	163,266	203,918
Asset Management and Reporting Fee	18,460	19,042
Fund Management Fee net of Asset Management and Reporting Fee	144,806	184,876
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	65,592	72,927
Asset Management and Reporting Fee	8,670	20,420
Fund Management Fee net of Asset Management and Reporting Fee	56,922	52,507
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	70,741	115,404
Asset Management and Reporting Fee	29,315	32,215
Fund Management Fee net of Asset Management and Reporting Fee	41,426	83,189
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	93,350	132,845
Asset Management and Reporting Fee	49,903	16,403
Fund Management Fee net of Asset Management and Reporting Fee	43,447	116,442
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	46,580	126,759
Asset Management and Reporting Fee	41,910	10,242
Fund Management Fee net of Asset Management and Reporting Fee	4,670	116,517
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	117,308	157,320
Asset Management and Reporting Fee	10,518	11,514
Fund Management Fee net of Asset Management and Reporting Fee	106,790	145,806
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	130,774	164,400
Asset Management and Reporting Fee	27,354	20,692
Fund Management Fee net of Asset Management and Reporting Fee	103,420	143,708
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	56,801	123,228
Asset Management and Reporting Fee	4,200	11,135
Fund Management Fee net of Asset Management and Reporting Fee	52,601	112,093
Series Forty [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	137,464	193,581
Asset Management and Reporting Fee	11,425	13,204
Fund Management Fee net of Asset Management and Reporting Fee	126,039	180,377
Series Forty One [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	224,592	228,916
Asset Management and Reporting Fee	27,952	44,348
Fund Management Fee net of Asset Management and Reporting Fee	196,640	184,568
Series Forty Two [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	171,480	196,400
Asset Management and Reporting Fee	19,180	39,673
Fund Management Fee net of Asset Management and Reporting Fee	152,300	156,727
Series Forty Three [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	230,772	256,108
Asset Management and Reporting Fee	40,748	62,264
Fund Management Fee net of Asset Management and Reporting Fee	190,024	193,844
Series Forty Four [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	239,076	254,628
Asset Management and Reporting Fee	32,904	34,849
Fund Management Fee net of Asset Management and Reporting Fee	206,172	219,779
Series Forty Five [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	282,759	283,200
Asset Management and Reporting Fee	59,598	76,242
Fund Management Fee net of Asset Management and Reporting Fee	223,161	206,958
Series Forty Six [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	236,084	249,528
Asset Management and Reporting Fee	28,475	31,291
Fund Management Fee net of Asset Management and Reporting Fee	$ 207,609	$ 218,237